BORROWINGS - Summary of Carrying Amount of the Group's Term Loan and Movements (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Borrowings [abstract]
As at January 1	$ 0
Proceeds from borrowings	18,000	$ 0
Issuance costs related to borrowings	(847)
Interest accrued (Note 20)	319
Amortization of issuance costs	71
Interest paid	(174)	$ 0
Repayment of principal	0
Translation differences	(192)
As at June 30	$ 17,177